ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Advances from customers	$ 74,262	$ 63,867	$ 48,646
Salary payable	100,116	181,950	142,737
Tax payable	15,423	16,132	18,527
Other payable	2,346,653	2,050,824	2,571,858
Total	$ 2,536,454	$ 2,312,772	$ 2,781,768